Description of Business - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Feb. 06, 2017 $ / shares shares	Jan. 31, 2017	Mar. 31, 2017 USD ($)	Dec. 31, 2017 segment shares	Aug. 15, 2017 USD ($)	Jul. 31, 2017 segment	Dec. 31, 2017 segment shares	Aug. 11, 2017 $ / shares	Dec. 31, 2016 shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)				0			0		175,000,000
Reverse stock split		0.25
Number of operating segments (segment) | segment				6		3	6
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)				700,000,000			700,000,000		0
IPO | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)	700,000,000
Shares sold in initial public offering (in shares)	35,000,000
Sale price of common stock in IPO (in dollars per share) | $ / shares	$ 14.00							$ 14.00
Net proceeds from initial public offering | $			$ 456,359		$ 456,500